Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll	$ 771,199	$ 613,569	$ 261,044
Accrued withholding taxes and employee benefits	42,764	31,632	9,162
Accrued ICA fees and contributions	178,053	167,037	129,856
Accrued interest	246,463	136,220	57,700
Accrued expenses	$ 1,238,479	$ 948,458	$ 457,762